Putnam
OTC & Emerging
Growth Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The following report, covering Putnam OTC & Emerging Growth Fund's fiscal year ended July 31, 2001, was prepared before the September 11 attacks on the World Trade Center and the Pentagon. Our thoughts are with the families of the people who lost their lives or were injured in those horrific events.

We want to assure you that the assets Putnam manages on your behalf are safe and secure. Putnam's senior management team has been meeting regularly to formulate a global economic view and industry-specific perspectives, and to maintain focused management of your fund in the current environment.

The important thing for investors to do right now is to remain calm and not to allow the impact of this near-term occurrence to cloud a long-term perspective. We believe you should avoid the temptation to make hasty investment decisions. Given these events, we suggest consulting your financial advisor, who can help you make decisions that are appropriate for your long-term investment plan.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 19, 2001

REPORT FROM FUND MANAGEMENT

Steven L. Kirson
Roland W. Gillis
Michael J. Mufson

Putnam OTC & Emerging Growth Fund's fiscal year, which ended on July 31, 2001, was an acutely difficult period for the stocks in which the fund invests. Although we sharply reduced holdings in the areas that were hardest hit by the market decline -- namely, technology and telecommunications -- the slowing U.S. economy cast a pall over growth stocks in general, and the fund's performance suffered accordingly. One bright note occurred in the second quarter of 2001, when many of the fund's holdings showed signs of a rebound.

Total return for 12 months ended 7/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -63.15% -65.28%  -63.43% -64.81%  -63.44% -63.72%  -63.35% -64.63%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* MARKET TURMOIL PROMPTED PORTFOLIO REPOSITIONING

Your fund looks for rapidly growing companies in the most dynamic sectors of the economy. For the better part of the past five years, these companies were routinely found in what are broadly called the technology and telecommunications sectors. The development of such technologies as the Internet and cable and wireless communication produced profound changes in the way we live and do business. The companies and industries that produce, support, and deliver those technologies were the beneficiaries of an equally profound enthusiasm on the part of investors. This growth phenomenon was interrupted in 2000 by an economic slowdown engineered by the Federal Reserve Board, and the resulting declines in stock prices inevitably took a toll on your fund's performance.

The Fed's campaign of raising short-term interest rates in 2000 to slow the economy was effective. After averaging nearly 4% annually for the past three years, annualized economic growth slowed to just 1% in the fourth quarter of 2000 and 1.2% in the first quarter of 2001. However, investors anticipated this slowing several months before it actually occurred. The market decline began in March 2000 as investors feared correctly that slower growth would hurt earnings, particularly among the growth stocks that had performed so well up to that point.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Semiconductor             11.8%

Retail                    10.8%

Software                   9.3%

Health-care services       7.5%

Media                      7.1%

Footnote reads:
*Based on net assets as of 7/31/01. Holdings will vary over time.


* FUND SOUGHT GROWTH IN NEW PLACES

In a slower-growth environment, the types of companies that match your fund's criteria are increasingly found outside the technology and telecommunications sectors. As a result, the fund's composition has shifted and now includes a greater emphasis on companies in the consumer staples, consumer cyclical, and health-care industries. Technology, which at its peak had accounted for nearly 70% of the portfolio, made up roughly 36% at the end of July 2001.

Consumer staples companies typically shine when the economy is slowing. These are the products and services that consumers demand in any economic environment: radio and television, recruitment services, and beverages, for example. The fund's holdings in this area include Univision, a Spanish-language television network in the United States; Radio One, Inc., the largest broadcaster serving African-American audiences in the United States; and SmartForce PLC, a company that provides employee training over the Web.

Health care is another sector that has the potential to perform well in various economic conditions. Although people will always need medical and prescription drugs, this sector has more timely factors contributing to its strength. First, the largest component of the U.S. population is aging, and as a result, is expected to require more medical attention. Second, the Bush administration has promised less regulatory oversight than its predecessor, which may translate into faster approval times for drugs and lower costs for hospitals, among other things. The fund's health-care holdings include Invitrogen, a company that facilitates cloning procedures for government and academic research; Cytyc, which sells an improved method for preserving and viewing cell samples; and Shire Pharmaceuticals.


"At the moment, there are many compelling values among the companies that survived the downturn, and we are carefully selecting those that we believe are strong enough to make a positive contribution to the portfolio in the coming months."

-- Steven L. Kirson, portfolio manager, Putnam OTC & Emerging Growth Fund


In contrast to consumer staples and health-care companies, consumer cyclical companies provide products and services that tend to be more vulnerable to the ups and downs of economic cycles. When consumers feel unsure about the economy, they typically spend less on these nonessential items. During the current slowdown, however, consumer spending has held up reasonably well, thanks in part to lower interest rates, mortgage refinancing, and an unemployment rate that while inching upward is still low by historical standards. The fund's consumer cyclical holdings include jeweler Tiffany & Co., specialty retailer Coach, and Columbia Sportswear.

* TECH VALUES OFFERED RENEWED OPPORTUNITY

Although the fund's technology and telecommunications exposure was reduced during the year, we believe strongly in the future of these businesses. The Internet, cellular phones, and cable television are not going away. Similarly, we believe the companies that support their development and distribution -- data storage companies and security software companies, for example -- will continue to thrive. Although business spending on these technologies slowed significantly during the year, we believe that in the current competitive global environment, businesses cannot afford to ignore technological innovations for long.

The technology and telecommunications industries have been subjected to a rigorous market-imposed consolidation. In recent months, many of the weaker tech and telecom companies found that investors were no longer willing to provide capital for their ideas, and a good number were subsequently forced out of business. At the moment, there are many compelling values among the companies that survived the downturn, and we are carefully selecting those that we believe are strong enough to make a positive contribution to the portfolio in the coming months.

Included in the fund's tech and telecom-related holdings are Sonus Networks, a telecommunications equipment and software provider; QLogic, a storage networking component provider; and Emulex, a provider of high-speed networking products. While these holdings and others discussed in this report were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* AT PERIOD'S END, MARKETS AWAITED A CATALYST

Much has changed since the market first turned bearish in March 2000. This year, the Fed, recognizing the effectiveness of its efforts to slow the economy, lowered rates aggressively to prevent the economy from falling into recession. In fact, the Fed's recent actions constitute the most aggressive easing of monetary policy since the early 1980s. Although there is typically a lag between Fed intervention and a change in economic activity, the economy should eventually feel the effects of lower interest rates and respond positively.

Another positive change was the passage of the Economic Growth and Tax Relief Reconciliation Act of 2001. This broad tax cut puts money back into the pockets of consumers this year and greatly improves the effectiveness of qualified savings vehicles such as 401(k) plans starting in 2002.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Marvell Technology Group, LTD
Semiconductor

SmartForce PLC ADR
Schools

Sonus Networks, Inc.
Communications equipment

Lamar Advertising Co.
Media

Manugistics Group, Inc.
Software

Peregrine Systems, Inc.
Software

Univision Communications, Inc.
Class A
Media

Invitrogen Corp.
Biotechnology

Qlogic Corp.
Semiconductor

Shire Pharmaceuticals Group PLC
ADR
Pharmaceuticals

Footnote reads:
These holdings represent 20.1% of the fund's net assets as of 7/31/01. Portfolio holdings will vary over time.


Many investors remain on the sidelines, too unnerved by recent events to take advantage of what we believe is an attractive combination of events: lower interest rates, lower tax rates, lower stock valuations, and an economy that Fed Chairman Alan Greenspan has suggested is at or near its low point. What is needed -- and what we believe will come -- is a catalyst to get the market moving. Of course, the timing of such an event is impossible to predict. While investors await it, we will continue to review and revise the fund's holdings to include what we believe are the strongest names with the best growth potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/01, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam OTC & Emerging Growth Fund is designed for investors seeking capital appreciation by investing in common stocks of U.S. companies traded in the over-the-counter market and emerging growth companies listed on securities exchanges.

TOTAL RETURN FOR PERIODS ENDED 7/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (11/1/82)       (7/15/93)       (7/26/99)       (12/2/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year          -63.15% -65.28% -63.43% -64.81% -63.44% -63.72% -63.35% -64.63%
------------------------------------------------------------------------------
5 years         -12.11  -17.15  -15.34  -16.42  -15.30  -15.30  -14.34  -17.33
Annual average   -2.55   -3.69   -3.28   -3.52   -3.27   -3.27   -3.05   -3.73
------------------------------------------------------------------------------
10 years        137.73  124.04  120.50  120.50  120.60  120.60  125.74  117.73
Annual average    9.05    8.40    8.23    8.23    8.23    8.23    8.48    8.09
------------------------------------------------------------------------------
Annual average
(life of fund)   13.88   13.52   12.91   12.91   13.04   13.04   13.18   12.97
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/01

                          Russell 2500        Russell 2000         Consumer
                          Growth Index*       Growth Index        price index
------------------------------------------------------------------------------
1 year                      -23.30%             -23.31%              2.66%
------------------------------------------------------------------------------
5 years                      57.74               31.49              12.85
Annual average                9.55                5.63               2.45
------------------------------------------------------------------------------
10 years                    193.07              131.65              30.25
Annual average               11.35                8.76               2.68
------------------------------------------------------------------------------
Annual average
(life of fund)                  --                9.00               3.20
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*This index has replaced the Russell 2000 Growth Index as a benchmark for this fund. After a recent review of fund benchmarks, Putnam Management determined that the securities tracked by this index more accurately reflect the types of securities generally held by the fund. The index began operations on 12/31/85.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/31/91

              Fund's class A        Russell 2000        Consumer price     Russell 2500
Date           shares at POP        Growth Index            index          Growth Index
7/31/91           9,425                10,000               10,000             10,000
7/31/92          10,322                10,700               10,316             10,859
7/31/93          13,722                12,622               10,602             12,561
7/31/94          14,384                12,783               10,896             12,906
7/31/95          21,766                17,100               11,211             17,504
7/31/96          25,492                17,617               11,542             18,579
7/31/97          29,654                22,066               11,791             24,007
7/31/98          32,116                21,776               11,990             23,701
7/31/99          37,996                24,936               12,239             28,274
7/31/00          60,804                30,205               12,687             38,209
7/31/01         $22,404               $23,165              $13,025            $29,307


Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $22,050 and $22,060, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,574 ($21,773 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/01

                       Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions (number)    1             1             1             1
------------------------------------------------------------------------------
Income                    --            --            --            --
------------------------------------------------------------------------------
Capital gains
  Long-term            $3.209        $3.209        $3.209        $3.209
------------------------------------------------------------------------------
  Short-term            1.380         1.380         1.380         1.380
------------------------------------------------------------------------------
  Total                $4.589        $4.589        $4.589        $4.589
------------------------------------------------------------------------------
Share value:         NAV     POP       NAV           NAV       NAV     POP
------------------------------------------------------------------------------
7/31/00            $29.96  $31.79    $28.10        $29.75     $28.98  $30.03
------------------------------------------------------------------------------
7/31/01              8.52    9.04      7.77          8.37       8.11    8.40
------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (11/1/82)       (7/15/93)       (7/26/99)       (12/2/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year          -62.09% -64.28% -62.36% -63.79% -62.34% -62.63% -62.27% -63.59%
------------------------------------------------------------------------------
5 years         -16.76  -21.56  -19.79  -20.81  -19.68  -19.68  -18.82  -21.67
Annual average   -3.60   -4.74   -4.31   -4.56   -4.29   -4.29   -4.08   -4.77
------------------------------------------------------------------------------
10 years        180.41  164.36  160.19  160.19  160.35  160.35  166.56  157.20
Annual average   10.86   10.21   10.03   10.03   10.04   10.04   10.30    9.91
------------------------------------------------------------------------------
Annual average
(life of fund)   14.63   14.27   13.65   13.65   13.79   13.79   13.93   13.71
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares, and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell 2500 Growth Index* measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Growth Index* measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam OTC & Emerging Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam OTC & Emerging Growth Fund (the "fund") at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 7, 2001



THE FUND'S PORTFOLIO
July 31, 2001

COMMON STOCKS (94.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (0.6%)
-------------------------------------------------------------------------------------------------------------------
            478,200 Aeroflex, Inc. (NON)                                                             $    4,997,190
            227,500 L-3 Communications Holdings, Inc. (NON)                                              16,971,500
                                                                                                      -------------
                                                                                                         21,968,690

Automotive (0.5%)
-------------------------------------------------------------------------------------------------------------------
            556,700 O'Reilly Automotive, Inc. (NON)                                                      19,428,830

Biotechnology (3.2%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Genzyme Corp. (NON)                                                                   6,720,000
            405,000 Gilead Sciences, Inc. (NON)                                                          20,772,450
            105,700 InterMune, Inc. (NON)                                                                 4,414,032
          1,075,000 Invitrogen Corp. (NON)                                                               68,832,250
            389,950 QIAGEN NV (Netherlands) (NON)                                                         8,305,935
            331,300 Vertex Pharmaceuticals, Inc. (NON)                                                   13,235,435
                                                                                                      -------------
                                                                                                        122,280,102

Commercial and Consumer Services (5.4%)
-------------------------------------------------------------------------------------------------------------------
          1,011,300 CDW Computer Centers, Inc. (NON)                                                     43,455,561
            416,900 Corporate Executive Board Co. (The) (NON)                                            17,330,533
            410,900 Exult, Inc. (NON)                                                                     5,481,406
            360,100 Heidrick & Struggles International, Inc. (NON)                                        7,598,110
            290,600 Macrovision Corp. (NON)                                                              14,044,698
            342,600 Maximus, Inc. (NON)                                                                  15,190,884
            329,800 NCO Group, Inc. (NON)                                                                 7,601,890
            766,600 Professional Detailing, Inc. (NON) (AFF)                                             49,445,700
            898,700 TMP Worldwide, Inc. (NON)                                                            44,970,948
                                                                                                      -------------
                                                                                                        205,119,730

Communications Equipment (5.2%)
-------------------------------------------------------------------------------------------------------------------
            354,300 Brocade Communications Systems, Inc. (NON)                                           11,660,013
            178,100 CIENA Corp. (NON)                                                                     5,902,234
            794,200 Extreme Networks, Inc. (NON)                                                         22,261,426
          1,996,900 McDATA Corp. Class A (NON)                                                           36,243,735
          1,598,600 ONI Systems Corp. (NON)                                                              37,007,590
          3,900,400 Sonus Networks, Inc. (NON)                                                           85,574,776
                                                                                                      -------------
                                                                                                        198,649,774

Computers (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,179,140 Inrange Technologies Corp. Class B (NON)                                             14,208,637

Consumer Finance (1.4%)
-------------------------------------------------------------------------------------------------------------------
            363,000 AmeriCredit Corp. (NON)                                                              22,320,870
            857,000 Metris Companies, Inc.                                                               29,737,900
                                                                                                      -------------
                                                                                                         52,058,770

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
            576,895 Power-One, Inc. (NON)                                                                 8,941,873

Electronics (6.9%)
-------------------------------------------------------------------------------------------------------------------
            469,500 Celestica, Inc. (Canada) (NON)                                                       22,653,375
          1,982,100 DDi Corp. (NON)                                                                      38,532,024
            589,800 Emcore Corp. (NON)                                                                   14,037,240
          4,713,200 Finisar Corp. (NON)                                                                  53,871,876
          1,058,400 Integrated Device Technology, Inc. (NON)                                             39,002,040
          1,208,700 Jabil Circuit, Inc. (NON)                                                            39,282,750
          1,298,500 Plexus Corp. (NON)                                                                   46,499,285
            140,000 Varian Medical Systems, Inc. (NON)                                                   10,010,000
                                                                                                      -------------
                                                                                                        263,888,590

Financial (0.4%)
-------------------------------------------------------------------------------------------------------------------
            400,500 Intuit, Inc. (NON)                                                                   13,769,190

Food (0.2%)
-------------------------------------------------------------------------------------------------------------------
            320,700 Krispy Kreme Doughnuts, Inc. (NON)                                                    9,043,740

Health Care Services (7.5%)
-------------------------------------------------------------------------------------------------------------------
            734,400 Accredo Health, Inc. (NON)                                                           22,281,696
            301,400 AdvancePCS (NON)                                                                     18,716,940
          1,616,000 Caremark Rx, Inc. (NON)                                                              28,409,280
            516,700 Cerner Corp. (NON)                                                                   29,110,878
            986,600 Community Health Systems, Inc. (NON)                                                 31,571,200
            780,600 Eclipsys Corp. (NON)                                                                 20,740,542
            560,500 LifePoint Hospitals, Inc. (NON)                                                      23,995,005
          1,235,000 Orthodontic Centers of America, Inc. (NON)                                           36,803,000
            764,700 Pharmaceutical Product Development, Inc. (NON)                                       27,078,027
            414,100 Province Healthcare Co. (NON)                                                        15,114,650
            489,000 Quintiles Transnational Corp. (NON)                                                   9,100,290
            323,100 RehabCare Group, Inc. (NON)                                                          14,200,245
                  2 Renal Care Group, Inc. (NON)                                                                 30
          1,296,000 US Oncology, Inc. (NON)                                                              10,484,640
                                                                                                      -------------
                                                                                                        287,606,423

Investment Banking/Brokerage (0.4%)
-------------------------------------------------------------------------------------------------------------------
            154,400 BlackRock, Inc. (NON)                                                                 6,152,840
            548,500 E(*)Trade Group, Inc. (NON)                                                           3,554,280
            568,900 Knight Trading Group, Inc. (NON)                                                      6,189,632
                                                                                                      -------------
                                                                                                         15,896,752

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------------------------------------------
            949,900 Extended Stay America, Inc. (NON)                                                    13,298,600
            445,700 Four Seasons Hotels, Inc. (Canada)                                                   24,491,215
                                                                                                      -------------
                                                                                                         37,789,815

Manufacturing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            360,900 Shaw Group, Inc. (NON)                                                               11,729,250

Media (7.1%)
-------------------------------------------------------------------------------------------------------------------
            395,600 Echostar Communications Corp. Class A (NON)                                          11,769,100
            529,500 Entercom Communications Corp. (NON)                                                  25,781,355
          1,620,300 Hispanic Broadcasting Corp. (NON)                                                    38,077,050
          1,908,300 Lamar Advertising Co. (NON)                                                          83,927,034
            597,400 Radio One, Inc. Class D (NON)                                                        10,753,200
          1,979,000 Univision Communications, Inc. Class A (NON)                                         75,558,220
            834,500 WestWood One, Inc. (NON)                                                             23,482,830
                                                                                                      -------------
                                                                                                        269,348,789

Medical Technology (1.8%)
-------------------------------------------------------------------------------------------------------------------
            677,600 Charles River Laboratories International, Inc. (NON)                                 20,531,280
          1,894,800 Cytyc Corp. (NON)                                                                    47,256,312
                                                                                                      -------------
                                                                                                         67,787,592

Pharmaceuticals (6.2%)
-------------------------------------------------------------------------------------------------------------------
            729,065 Alkermes, Inc. (NON)                                                                 20,778,353
             48,400 Andrx Group (NON)                                                                     3,285,876
            231,000 Cephalon, Inc. (NON)                                                                 14,760,900
            648,600 Cima Labs, Inc. (NON)                                                                41,808,756
            330,900 Enzon, Inc. (NON)                                                                    21,260,325
            433,100 Inhale Therapeutic Systems, Inc. (NON)                                                6,717,381
            572,150 IVAX Corp. (NON)                                                                     19,453,100
            622,100 King Pharmaceuticals, Inc. (NON)                                                     28,118,920
            526,300 Medicis Pharmaceutical Corp. Class A (NON)                                           25,367,660
             63,700 Noven Pharmaceuticals, Inc. (NON)                                                     2,388,750
          1,169,800 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           58,653,772
                                                                                                      -------------
                                                                                                        242,593,793

Power Producers (2.5%)
-------------------------------------------------------------------------------------------------------------------
          1,005,000 Calpine Corp. (NON)                                                                  36,169,950
          1,456,300 Mirant Corp. (NON)                                                                   45,043,359
            732,600 Orion Power Holdings, Inc. (NON)                                                     15,164,820
                                                                                                      -------------
                                                                                                         96,378,129

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
            657,750 Cheesecake Factory, Inc. (The) (NON)                                                 19,995,600

Retail (10.8%)
-------------------------------------------------------------------------------------------------------------------
            379,900 Abercrombie & Fitch Co. Class A (NON)                                                14,747,718
            822,893 American Eagle Outfitters, Inc. (NON)                                                30,241,318
            786,300 Barnes & Noble, Inc. (NON)                                                           30,822,960
          1,391,700 Bed Bath & Beyond, Inc. (NON)                                                        44,854,491
            192,200 Chico's FAS, Inc. (NON)                                                               7,163,294
            835,100 Circuit City Stores-Circuit City Group                                               15,658,125
          1,369,600 Coach, Inc. (NON)                                                                    51,729,792
            977,217 Columbia Sportswear Co. (NON)                                                        37,955,108
          1,654,600 Dollar Tree Stores, Inc. (NON)                                                       43,069,238
          1,683,700 HomeStore.com, Inc. (NON)                                                            46,470,120
            475,200 Jones Apparel Group, Inc. (NON)                                                      18,551,808
            167,500 Men's Wearhouse, Inc. (The) (NON)                                                     4,053,500
            614,500 Pacific Sunwear of California, Inc. (NON)                                            13,457,550
          1,175,100 Staples, Inc. (NON)                                                                  17,614,749
            868,000 Tiffany & Co.                                                                        30,640,400
            219,100 Too, Inc. (NON)                                                                       5,304,411
                                                                                                      -------------
                                                                                                        412,334,582

Schools (4.1%)
-------------------------------------------------------------------------------------------------------------------
            550,100 Apollo Group, Inc. Class A (NON)                                                     23,951,354
            677,300 Career Education Corp. (NON)                                                         41,315,300
          2,268,000 SmartForce PLC ADR (NON)                                                             87,816,960
            125,000 UNEXT.com, LLC (acquired 4/14/00, cost $10,451,237) (RES)                             3,125,000
                                                                                                      -------------
                                                                                                        156,208,614

Semiconductor (11.8%)
-------------------------------------------------------------------------------------------------------------------
          1,494,100 Alpha Industries, Inc. (NON)                                                         56,955,092
            426,500 Applied Micro Circuits Corp. (NON)                                                    7,310,210
          2,211,800 Centillium Communications, Inc. (NON) (AFF)                                          32,734,640
          2,159,700 Emulex Corp. (NON)                                                                   50,688,159
          1,257,800 Exar Corp. (NON)                                                                     30,250,090
            686,550 GlobeSpan, Inc. (NON)                                                                10,984,800
            284,800 Intersil Corp. Class A (NON)                                                          9,882,560
          3,107,700 Marvell Technology Group, Ltd. (Bermuda) (NON)                                       95,375,283
            293,400 Micrel, Inc. (NON)                                                                    9,881,712
            192,600 PMC - Sierra, Inc. (NON)                                                              5,837,706
          1,617,925 QLogic Corp. (NON)                                                                   62,144,499
            940,700 Semtech Corp. (NON)                                                                  34,852,935
          1,344,400 Silicon Laboratories, Inc. (NON)                                                     27,129,992
          2,106,000 TranSwitch Corp. (NON)                                                               17,353,440
                                                                                                      -------------
                                                                                                        451,381,118

Semiconductor Production Equipment (3.5%)
-------------------------------------------------------------------------------------------------------------------
            902,200 Credence Systems Corp. (NON)                                                         18,675,540
            534,600 KLA-Tencor Corp. (NON)                                                               29,076,894
          1,090,300 LAM Research Corp. (NON)                                                             30,517,497
            716,100 Novellus Systems, Inc. (NON)                                                         36,499,617
            510,000 Teradyne, Inc. (NON)                                                                 17,329,800
                                                                                                      -------------
                                                                                                        132,099,348

Software (9.3%)
-------------------------------------------------------------------------------------------------------------------
          1,860,200 Agile Software Corp. (NON)                                                           22,396,808
          1,115,700 E.piphany, Inc. (NON)                                                                 9,985,515
            431,100 Electronic Arts, Inc. (NON)                                                          24,538,212
            303,500 I2 Technologies, Inc. (NON)                                                           2,928,775
          2,799,517 Informatica Corp. (NON)                                                              23,152,006
            268,700 Internet Security Systems, Inc. (NON)                                                 6,188,161
          2,190,300 Interwoven, Inc. (NON)                                                               22,538,187
          3,487,500 Manugistics Group, Inc. (NON) (AFF)                                                  75,713,625
            198,300 Micromuse, Inc. (NON)                                                                 3,028,041
            718,300 Multex.com, Inc. (NON)                                                                3,555,585
            806,850 Netegrity, Inc. (NON)                                                                20,953,895
          2,763,700 Peregrine Systems, Inc. (NON)                                                        75,587,195
            168,400 Quest Software, Inc. (NON)                                                            4,726,988
            185,900 Retek, Inc. (NON)                                                                     5,963,672
            596,600 Seebeyond Technology Corp. (NON)                                                      4,414,840
            270,600 Symantec Corp. (NON)                                                                 13,045,626
            492,900 TIBCO Software, Inc. (NON)                                                            4,460,745
          1,999,200 webMethods, Inc. (NON)                                                               31,207,512
                                                                                                      -------------
                                                                                                        354,385,388

Technology Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            826,900 KPMG Consulting, Inc. (NON)                                                          11,543,524

Telecommunications (2.8%)
-------------------------------------------------------------------------------------------------------------------
          5,379,000 McLeodUSA, Inc. (NON)                                                                13,124,760
          8,282,500 Metromedia Fiber Network, Inc. Class A (NON)                                          7,205,775
            369,200 Tellium, Inc. (NON)                                                                   4,854,980
          1,602,700 Time Warner Telecom, Inc. Class A (NON)                                              45,051,897
            419,800 Triton PCS Holdings, Inc. Class A (NON)                                              16,246,260
            396,300 Western Wireless Corp. Class A (NON)                                                 15,420,033
          2,702,900 XO Communications, Inc. Class A (NON)                                                 3,621,886
                                                                                                     --------------
                                                                                                        105,525,591
                                                                                                     --------------
                    Total Common Stocks (cost $4,451,391,646)                                        $3,601,962,234

CONVERTIBLE PREFERRED STOCKS (2.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            991,736 AllAdvantage.com Ser. D, 10.00% cv. pfd.
                    (acquired 2/2/00, cost $6,000,003) (RES) (AFF)                                    $       9,917
            954,576 Astral Point Communications, Inc. Ser. D,
                    $3.583 cv. pfd. (acquired 6/21/00, cost $9,500,027) (RES) (AFF)                       3,133,138
            496,666 Bowstreet, Inc. Ser. D, 7.00% cum. cv. pfd.
                    (acquired 10/25/00, cost $5,959,992) (RES)                                            5,959,992
         13,071,424 Celox Networks, Inc. Ser. C, 9.00% cum. cv. pfd.
                    (acquired 4/16/01, cost $14,195,566) (RES) (AFF)                                     14,195,566
          2,016,698 Centerpoint Broadband Technologies, Inc. Ser. D,
                    $0.86 cv. pfd. (acquired 10/19/00, cost $21,740,004) (RES) (AFF)                      9,559,149
            105,556 CiDRA Corp. Ser. D, $7.70 cv. pfd.
                    (acquired 6/15/00, cost $9,500,040) (RES) (AFF)                                       3,230,014
          1,020,280 Convergent Networks, Inc. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $16,681,578) (RES) (NON)                                      6,009,449
            329,404 CopperCom, Inc. Ser. H, $1.154 cv. pfd. (acquired 7/7/00,
                    cost $4,750,006) (RES)                                                                1,518,552
            306,122 Epicentric, Inc. Ser. C, $0.588 cv. pfd. (acquired 3/27/00,
                    cost $2,249,997) (RES) (AFF)                                                          1,457,141
            924,220 Epicentric, Inc. Ser. D, $0.381 cv. pfd. (acquired 3/7/01,
                    cost $4,399,287) (RES) (AFF)                                                          4,399,287
            629,974 Equinix, Inc. Ser. C, $1.21 cv. pfd. (acquired 6/8/00,
                    cost $9,500,008) (RES) (NON)                                                            793,767
            637,302 eStudio LIVE, Inc. Ser. B, zero % cv. pfd. (acquired various
                    dates from 12/29/99 to 7/16/01, cost $3,499,407) (RES) (AFF)                          2,007,501
         10,627,800 Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 9/5/00,
                    cost $9,352,464) (RES)                                                                2,975,784
            200,000 InfoNow Corp. Ser. B, zero % cv. pfd. (acquired 12/29/99,
                    cost $4,000,000) (RES) (NON)                                                          1,067,680
            804,712 Into Networks, Inc. Ser. D, $0.472 cv. pfd. (acquired 7/3/00,
                    cost $4,749,998) (RES) (AFF)                                                            700,099
            425,000 Lightwave Microsystems Corp. Ser. G, $0.80 cv. pfd.
                    (acquired 10/19/00, cost $4,250,000) (RES)                                            1,870,000
          1,690,574 MarketSoft Software Corp. Ser. D, zero % cv. pfd.
                    (acquired 12/7/00, cost $8,250,001) (RES) (NON) (AFF)                                 8,250,001
            555,882 NuTool, Inc. Ser. C, $0.27 cv. pfd. (acquired 11/15/00,
                    cost $1,889,999) (RES)                                                                1,889,999
            394,910 Optical Switch Corp. Ser. B, zero % cv. pfd.
                    (acquired 3/16/00, cost $17,999,998) (RES) (NON)                                      5,580,078
            395,834 Plumtree Software, Inc. Ser. E, $0.768 cv. pfd.
                    (acquired 4/10/00, cost $3,800,006) (RES)                                             3,800,006
             45,000 Streamsearch.com, Inc. Ser. C, 8.00% cum. cv. pfd.
                    (acquired 2/15/00, cost $4,500,000) (In default) (RES) (NON)                                 45
            878,186 Totality Corp. Ser. D, $0.346 cum. cv. pfd.
                    (acquired 6/26/00, cost $3,799,999) (RES)                                             1,273,370
            459,362 Vivace Networks, Inc. Ser. C, $0.583 cv. pfd.

                    (acquired 9/7/00, cost $4,464,999) (RES)                                              1,474,552
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $175,033,379)                           $   81,155,087

CONVERTIBLE BONDS AND NOTES (--%) (a) (cost $1,000,000)
PRINCIPAL AMOUNT                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
$         1,000,000 E-Studio Live, Inc. cv. notes 10s, 2001
                    (acquired 10/25/00, cost $1,000,000) (RES)                                       $    1,000,000

SHORT-TERM INVESTMENTS (4.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        32,200,000 Asset Securitization Cooperative Corp. effective yield
                    of 3.75%, August 10, 2001                                                        $   32,169,812
         80,000,000 BP Amoco Capital PLC effective yield of 3.93%,
                    August 1, 2001                                                                       79,991,267
         70,500,000 Household Finance Corp. effective yield of 3.94%,
                    August 1, 2001                                                                       70,492,284
                                                                                                     --------------
                    Total Short-Term Investments (cost $182,653,363)                                 $  182,653,363
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,810,078,388) (b)                                      $3,866,770,684
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,819,158,893.

  (b) The aggregate identified cost on a tax basis is $4,952,023,562, resulting in gross unrealized appreciation and depreciation of $246,659,689 and $1,331,912,567, respectively, or net unrealized depreciation of $1,085,252,878.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2001 was $85,280,087 or 2.2% of net assets.

(AFF) Affilated Companies (Note 5).

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,810,078,388) (Note 1)                                   $ 3,866,770,684
-------------------------------------------------------------------------------------------
Cash                                                                                 11,014
-------------------------------------------------------------------------------------------
Interest and other receivables                                                      100,577
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            6,003,768
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   36,693,269
-------------------------------------------------------------------------------------------
Total assets                                                                  3,909,579,312

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 74,381,309
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       10,501,901
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,801,989
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,404,471
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       102,439
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,894
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,471,257
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              753,159
-------------------------------------------------------------------------------------------
Total liabilities                                                                90,420,419
-------------------------------------------------------------------------------------------
Net assets                                                                  $ 3,819,158,893

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $ 8,549,543,368
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                        (3,787,076,771)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (943,307,704)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                  $ 3,819,158,893

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,207,310,929 divided by 259,058,779 shares)                                        $8.52
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.52)*                                $9.04
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($872,626,930 divided by 112,346,187 shares)**                                        $7.77
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($51,023,355 divided by 6,092,910 shares)**                                           $8.37
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($289,933,980 divided by 35,752,904 shares)                                           $8.11
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.11)*                                $8.40
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($398,263,699 divided by 45,816,933 shares)                                           $8.69
-------------------------------------------------------------------------------------------

 * On single retail sale of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contigent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended July 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                     $   10,908,877
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,375)                                             87,816
-------------------------------------------------------------------------------------------
Total investment income                                                          10,996,693

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 32,868,382
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   11,211,360
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    61,080
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     42,178
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             9,125,433
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            15,780,777
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               783,058
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             3,172,521
-------------------------------------------------------------------------------------------
Other                                                                             5,363,678
-------------------------------------------------------------------------------------------
Total expenses                                                                   78,408,467
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,592,695)
-------------------------------------------------------------------------------------------
Net expenses                                                                     76,815,772
-------------------------------------------------------------------------------------------
Net investment loss                                                             (65,819,079)
-------------------------------------------------------------------------------------------
Net realized loss on investments
(including realized loss of
$1,222,090,268 on sales of investments
in affiliated issuers) (Notes 1, 3, and 5)                                   (3,682,197,893)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                   (2,715,737,097)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (6,397,934,990)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(6,463,754,069)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended July 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                              $    (65,819,079) $   (86,299,098)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (3,682,197,893)   1,800,971,719
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          (2,715,737,097)     497,353,494
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (6,463,754,069)   2,212,026,115
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (917,918,316)    (290,182,822)
--------------------------------------------------------------------------------------------------
   Class B                                                           (425,618,035)    (140,591,902)
--------------------------------------------------------------------------------------------------
   Class C                                                            (19,406,676)        (677,194)
--------------------------------------------------------------------------------------------------
   Class M                                                           (106,554,853)     (33,150,395)
--------------------------------------------------------------------------------------------------
   Class Y                                                           (121,313,566)     (22,958,109)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   1,966,727,606    3,615,835,088
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (6,087,837,909)   5,340,300,781

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   9,906,996,802    4,566,696,021
--------------------------------------------------------------------------------------------------
End of year (including accumulated
net investment loss of $-- and $--, respectively)                 $ 3,819,158,893   $9,906,996,802
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.96       $19.80       $17.35       $16.02       $14.80
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss                     (.13)(a)     (.24)(a)     (.14)(a)     (.12)        (.12)(a)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (16.72)       12.33         3.15         1.45         2.42
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (16.85)       12.09         3.01         1.33         2.30
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.52       $29.96       $19.80       $17.35       $16.02
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (63.15)       60.03        18.31         8.30        16.33
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,207,311   $5,739,645   $2,804,929   $2,478,340   $2,271,206
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.04          .93          .98         1.00         1.16
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.84)        (.75)        (.85)        (.70)        (.79)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.14       104.11       139.84       106.29       112.84
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $28.10       $18.78       $16.61       $15.45       $14.41
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss                     (.23)(a)     (.45)(a)     (.26)(a)     (.24)        (.22)(a)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (15.51)       11.70         2.99         1.40         2.34
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (15.74)       11.25         2.73         1.16         2.12
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.77       $28.10       $18.78       $16.61       $15.45
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (63.43)       58.77        17.42         7.51        15.49
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $872,627   $2,619,509   $1,328,681   $1,231,504   $1,116,849
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.79         1.68         1.73         1.75         1.91
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.58)       (1.50)       (1.60)       (1.45)       (1.55)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.14       104.11       139.84       106.29       112.84
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    July 26,1999+
operating performance                  Year ended July 31      to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.75       $19.80       $20.65
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.24)        (.47)          --
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (16.55)       12.35         (.85)
---------------------------------------------------------------------------
Total from
investment operations                 (16.79)       11.88         (.85)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)          --
---------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)          --
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.37       $29.75       $19.80
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (63.44)       58.94        (4.12)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $51,023     $110,916          $75
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.79         1.68          .03*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.59)       (1.46)        (.03)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 99.14       104.11       139.84
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $28.98       $19.27       $17.00       $15.78       $14.66
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.19)        (.39)        (.22)        (.20)        (.19)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (16.09)       12.03         3.05         1.42         2.39
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (16.28)       11.64         2.83         1.22         2.20
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.11       $28.98       $19.27       $17.00       $15.78
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (63.35)       59.32        17.61         7.73        15.78
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $289,934     $632,154     $303,677     $231,452     $177,325
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.54         1.43         1.48         1.50         1.66
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.34)       (1.25)       (1.35)       (1.20)       (1.30)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.14       104.11       139.84       106.29       112.84
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $30.35       $19.98       $17.46       $16.08       $14.81
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss                     (.09)(a)     (.16)(a)     (.10)(a)     (.08)        (.09)(a)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (16.98)       12.46         3.18         1.46         2.44
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (17.07)       12.30         3.08         1.38         2.35
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.69       $30.35       $19.98       $17.46       $16.08
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (63.05)       60.56        18.60         8.58        16.67
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $398,264     $804,773     $129,334      $99,256     $102,862
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .79          .68          .73          .75          .91
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.59)        (.48)        (.60)        (.46)        (.53)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.14       104.11       139.84       106.29       112.84
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
July 31, 2001

Note 1
Significant accounting policies

Putnam OTC & Emerging Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of "emerging growth" companies listed on securities exchanges.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 2001, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At July 31, 2001, the fund had a capital loss carryover of approximately $246,466,000 available to offset future net capital gain, if any, which will expire on July 31, 2009.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally, accepted accounting principles. These differences include temporary and permanent differences of post-October loss deferrals, net operating loss and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2001, the fund reclassified $65,819,079 to decrease accumulated net investment loss and $63,379,799 to decrease paid-in-capital, with an increase to accumulated net realized losses of $2,439,280. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended July 31, 2001, the fund's expenses were reduced by $1,592,695 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,592 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended July 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $1,285,935 and $32,855 from the sale of class A and class M shares, respectively, and received $2,184,118 and $48,092 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 2001, Putnam Retail Management, acting as underwriter received $52,075 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $6,533,683,476 and $6,141,877,763, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                147,191,636     $ 2,220,153,146
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               57,089,739         886,033,789
---------------------------------------------------------------------------
                                           204,281,375       3,106,186,935

Shares
repurchased                               (136,790,572)     (1,947,599,720)
---------------------------------------------------------------------------
Net increase                                67,490,803     $ 1,158,587,215
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                166,652,057     $ 5,500,194,210
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,308,065         278,231,342
---------------------------------------------------------------------------
                                           174,960,122       5,778,425,552

Shares
repurchased                               (125,064,850)     (4,009,126,023)
---------------------------------------------------------------------------
Net increase                                49,895,272     $ 1,769,299,529
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 29,963,268       $ 436,133,360
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               27,267,426         387,739,937
---------------------------------------------------------------------------
                                            57,230,694         823,873,297

Shares
repurchased                                (38,099,891)       (502,432,096)
---------------------------------------------------------------------------
Net increase                                19,130,803       $ 321,441,201
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 45,837,977      $1,480,343,595
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,043,311         127,606,773
---------------------------------------------------------------------------
                                            49,881,288       1,607,950,368

Shares
repurchased                                (27,422,835)       (826,716,041)
---------------------------------------------------------------------------
Net increase                                22,458,453      $  781,234,327
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,018,386        $ 68,290,899
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,122,439          17,195,772
---------------------------------------------------------------------------
                                             5,140,825          85,486,671

Shares
repurchased                                 (2,776,298)        (43,851,954)
---------------------------------------------------------------------------
Net increase                                 2,364,527        $ 41,634,717
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,865,843        $208,121,155
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   18,190             607,183
---------------------------------------------------------------------------
                                             5,884,033         208,728,338

Shares
repurchased                                 (2,159,414)        (73,935,412)
---------------------------------------------------------------------------
Net increase                                 3,724,619        $134,792,926
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,670,909       $ 251,839,143
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,117,500         105,481,350
---------------------------------------------------------------------------
                                            25,788,409         357,320,493

Shares
repurchased                                (11,851,776)       (164,942,455)
---------------------------------------------------------------------------
Net increase                                13,936,633       $ 192,378,038
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,881,844       $ 671,762,380
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,007,162          32,712,614
---------------------------------------------------------------------------
                                            22,889,006         704,474,994

Shares
repurchased                                (16,829,666)       (507,970,766)
---------------------------------------------------------------------------
Net increase                                 6,059,340       $ 196,504,228
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 48,108,013       $ 737,225,632
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,282,425         121,313,566
---------------------------------------------------------------------------
                                            56,390,438         858,539,198

Shares
repurchased                                (37,088,500)       (605,852,763)
---------------------------------------------------------------------------
Net increase                                19,301,938       $ 252,686,435
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 35,878,642      $1,264,900,377
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  678,518          22,958,109
---------------------------------------------------------------------------
                                            36,557,160       1,287,858,486

Shares
repurchased                                (16,515,816)       (553,854,408)
---------------------------------------------------------------------------
Net increase                                20,041,344      $  734,004,078
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                             Purchase            Sales                  Dividend           Market
Affiliates                                    Cost                Cost                   Income             Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
About.com, Inc.                           $         --      $   66,450,001                 $--        $         --
Agile Software Corp.                        56,322,371         101,364,924                  --                  --
AllAdvantage.com                                    --                  --                  --               9,917
Alpha Industries, Inc.                      25,299,479          52,614,045                  --                  --
Astral Point
Communications, Inc.                                --                  --                  --           3,133,138
Audiocodes, Inc.                                    --         145,451,358                  --                  --
Breakaway Solutions, Inc.                           --          81,897,986                  --                  --
Business Objects SA ADR                             --          63,296,559                  --                  --
C-Bridge Internet Solutions, Inc.                   --          49,673,976                  --                  --
Celox Networks, Inc.                        14,195,566                  --                  --          14,195,566
Centerpoint Broadband
Technologies, Inc.                          21,740,004                  --                  --           9,559,149
Centillium
Communications, Inc.                        98,819,748          54,954,267                  --          32,734,640
CiDRA Corp.                                         --                  --                  --           3,230,014
DDi Corp.                                   54,034,046                  --                  --                  --
E.piphany, Inc.                             29,270,714         215,239,088                  --                  --
Epicentric, Inc. Ser. C                             --                  --                  --           1,457,141
Epicentric, Inc. Ser. D                      4,399,287                  --                  --           4,399,287
eStudioLIVE, Inc.                              200,000                  --                  --           2,007,501
Exar Corp.                                  89,939,670          75,364,416                  --                  --
Informatica Corp.                                   --          58,013,072                  --                  --
Interwoven, Inc.                                    --         146,049,554                  --                  --
Into Networks, Inc.                                 --                  --                  --             700,099
Manugistics Group, Inc.                    108,825,480         122,656,326                  --          75,713,625
MarketSoft Software Corp.                    8,250,001                  --                  --           8,250,001
Metasolv Software, Inc. *                   25,960,191                  --                  --                  --
Metasolv, Inc.                                      --         139,729,586                  --                  --
Multex.com, Inc.                                    --          26,605,977                  --                  --
Predictive Systems                                  --          66,314,205                  --                  --
Professional Detailing, Inc.                60,399,363          12,486,882                  --          49,445,700
Proxicom, Inc.                                      --         166,117,838                  --                  --
Quantum Effect Devices, Inc. **                     --                  --                  --                  --
Time Warner Telecom, Inc.
Class A                                    114,604,350          28,331,933                  --                  --
Viant Corp.                                         --         147,949,009                  --                  --
Virata Corp.                                66,854,997         158,794,134                  --                  --
WebMethods, Inc.                           153,942,910         156,727,712                  --                  --
------------------------------------------------------------------------------------------------------------------
Totals                                    $933,058,177      $2,136,082,848                 $--        $204,835,778
------------------------------------------------------------------------------------------------------------------
 * Name change to Metasolv, Inc. due to reorganization effective January 2, 2001.
** Purchased by PMC-Sierra, Inc. on August 25, 2000.



FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


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THE PUTNAM FAMILY OF FUNDS

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Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Michael J. Mufson
Vice President and Fund Manager

Steven L. Kirson
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN014-74752  024/227/673  9/01



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

OTC & Emerging Growth Fund
Supplement to annual Report dated 7/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 7/31/01

                                                      NAV
1 year                                              -63.05%
5 years                                             -10.87%
Annual average                                       -2.27%
10 years                                            141.25%
Annual average                                        9.21%
Life of fund (since class A inception, 11/1/82)
Annual average                                       13.97%

Share value:                                          NAV
7/31/00                                              $30.35
7/31/01                                               $8.69
----------------------------------------------------------------------------
                                           Capital gains
Distributions:     No.     Income     Long-term    Short-term     Total
                    1      $0.000      $3.209        $1.380       $4.589
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.